Fees Summary	Jun. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 128,581,840.00
Previously Paid Amount	0.00
Total Fee Amount	17,757.15
Total Offset Amount	0.00
Net Fee	$ 17,757.15